The Company You Keep®	New York Life Insurance Company
1 Rockwood Road Sleepy Hollow, NY 10591 Bus: 914-846-3888 E-Mail: laura_bramson@newyorklife.com www.newyorklife.com Laura M. Bramson Associate General Counsel

VIA EDGAR

May 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
File Nos. 333-158552 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 16, 2015 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 16, 2015.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson

Laura M. Bramson
Associate General Counsel